Deconsolidation of 58 Home (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions					1 Months Ended				12 Months Ended
	Nov. 27, 2015 CNY (¥) shares	Nov. 27, 2015 USD ($) shares	Oct. 12, 2015 CNY (¥) shares	Oct. 12, 2015 USD ($) shares	Apr. 28, 2017 USD ($)	Jun. 20, 2016 USD ($)	Apr. 30, 2015 shares	Feb. 28, 2015 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 USD ($)	Oct. 12, 2015 $ / shares
Class of Stock [Line Items]
Share based compensation									¥ 350,569	$ 53,652	¥ 266,575		¥ 176,605
Shares issued | shares			1.4	1.4
Proceeds from issuance of preference stock			¥ 1,900,000	$ 290,000	$ 200,000
Funds contributed by the Company as additional paid in capital, pursuant to the Daojia Share Subscription Agreement									640,700
Waiver of receivables from 58 Home													77,338
Gain on deconsolidation and disposal of businesses						$ 12,100					79,581		¥ 765,072
Investment loss recorded									59,900
Finite-Lived Intangible Assets, Net									1,309,566
Deferred Tax Liabilities, Intangible Assets									319,219		¥ 373,810
Noncontrolling interests of 58 Home [Member]
Class of Stock [Line Items]
Waiver of receivables from 58 Home									77,300
58 Daojia Inc. [Member]
Class of Stock [Line Items]
Value of derecognized assets and liabilities, including allocated goodwill, on date of deconsolidation	¥ 1,300,000		¥ 1,900,000
Fair value of investment in Series A preference shares	63,900	$ 10,000
Fair value of investment in Ordinary Shares	1,600,000
Gain on deconsolidation and disposal of businesses	292,800									$ 24,400		$ 24,400
Investment loss recorded									¥ 586,400
Finite-Lived Intangible Assets, Net | $														$ 304,500
Deferred Tax Liabilities, Intangible Assets | $														$ 76,100
58 Daojia Inc. [Member] | Restricted Shares (RSs) [Member]
Class of Stock [Line Items]
Number of ordinary shares in 58 Home business owned by 58.com, Inc. | shares													80.0
Number of shares granted | shares							1.9	9.1
Share based compensation	¥ 12,200
58 Daojia Inc. [Member] | Series A Preference Shares [Member]
Class of Stock [Line Items]
Shares issued | shares			40.8	40.8
Shares issued to new investors | shares			39.4	39.4
Equity issuance, price per share | $ / shares															$ 7.3529
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent [Member]
Class of Stock [Line Items]
Shares issued | shares													1.4
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent Company [Member]
Class of Stock [Line Items]
Share based compensation			¥ 12,200
Shares issued | shares	1.4	1.4